INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Costs and expenses
Amortization of intangible assets			$ 6,660,438	$ 5,944,246
Depreciation of property, plant and equipment			3,381,913	3,035,184
Depreciation of leased assets			1,760,806	1,771,006
R&D capitalized (Note 5.7)	$ 1,153,036	$ 3,368,772	1,821,333	5,022,789
Total	2,347,566	1,968,597	5,999,379	4,355,861
Total	3,500,602	5,337,369	7,820,712	9,378,650
Research and development expenses
Costs and expenses
Amortization of intangible assets	1,042,869	754,648	2,090,756	1,485,013
Commissions and royalties		3,960		3,960
Depreciation of property, plant and equipment	196,422	198,777	392,750	367,662
Freight and haulage		893		1,085
Employee benefits and social securities	196,286	620,524	561,573	1,400,657
Maintenance	6,676	11,274	24,274	52,442
Energy and fuel	937	1,918	2,504	4,352
Supplies and materials	871,860	245,784	1,364,999	718,621
Mobility and travel	9,086	30,000	17,012	63,365
Share-based incentives		35,282		50,231
Professional fees and outsourced services	21,191	44,384	1,536,601	122,589
Professional fees related parties				16,373
Office supplies	738	(1,689)	1,623	12,404
Information technology expenses	270	(2,541)	1,588	11,655
Insurance	1,231	3,015	3,849	6,748
Depreciation of leased assets		20,916		37,252
Miscellaneous		1,452	1,850	1,452
Total	$ 2,347,566	$ 1,968,597	$ 5,999,379	$ 4,355,861